Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning Balance	$ 19,642	$ 18,145
Decreases related to prior year tax positions		(82)
Increases related to prior year tax positions	19
Increases related to current year tax positions	2,357	2,922
Lapse of statute of limitations	(1,444)	(1,343)
Ending Balance	$ 20,575	$ 19,642